Capital Stock - Summary of Shares of Common Stock Reserved for Future Issuance (Detail) - shares	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	311,895,932	336,738,824
Options Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	30,426,753	28,928,930
Options Available for Future Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	4,508,319	6,405,980
Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	159,069,618	173,895,796
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	117,891,242	127,508,118